CAPITAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about capital

	2017	2016
Long-term debt, net (1)	$22,321	$16,788
Total shareholders’ equity	$31,653	$26,267
Debt to book capitalization	41%	39%

(1)	Includes the current portion of long-term debt, net of cash and cash equivalents.